Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) individual	Dec. 31, 2019 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 4,800	$ 8,084
Equity based compensation	13,169	16,296
Key management personnel compensation	$ 17,969	$ 24,380
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	18	19